Note 11 - Other Borrowed Money - Aggregate Stated Maturities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
2018	$ 2,500,000
2019	5,000,000
2020	2,500,000
2021
2022 and Thereafter	36,000,000
	$ 46,000,000	$ 40,000,000